Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Debt
Debt consisted of the following at December 31:

	2024	2023
Term loan facility	$85,000	$141,563
Revolving credit facility	50,500	—
Unamortized discount and issuance costs	—	(49)
	$135,500	$141,514
Less: current portion	(8,438)	(15,313)
Total long-term debt, net of current portion	$127,062	$126,201

Summary of Margin for Borrowings under Revolving Credit Facility
Amounts outstanding under the Credit Facilities and the commitment fee payable in connection with the Credit Facilities accrue interest at a per annum rate equal to (at the Company’s option) the base rate or the Term Secured Overnight Financing Rate ("SOFR"), including a credit spread adjustment, plus a rate which will vary according to the Consolidated Total Leverage Ratio as set forth in the most recent compliance certificate received by the Administrative Agent, as set out in the following table:

Pricing Tier	Consolidated Total Leverage Ratio	Commitment Fee	Letter of Credit Fee	Term SOFR Loans	Base Rate Loans
I	≥ 4.00 to 1.00	0.45%	3.25%	3.25%	2.25%
II	< 4.00 to 1.00 but ≥ 3.50 to 1.00	0.40%	3.00%	3.00%	2.00%
III	< 3.50 to 1.00 but ≥ 3.00 to 1.00	0.35%	2.75%	2.75%	1.75%
IV	< 3.00 to 1.00 but ≥ 2.50 to 1.00	0.30%	2.50%	2.50%	1.50%
V	< 2.50 to 1.00	0.25%	2.25%	2.25%	1.25%